Loans and Allowance for Credit Losses - Schedule of Categories of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Categories of loans
Total gross loans	$ 490,971	$ 483,236
Less allowance for credit losses	(4,026)	(3,918)	$ (2,052)
Total loans	486,945	479,318
Commercial and Industrial
Categories of loans
Total gross loans	98,795	91,294
Less allowance for credit losses	(699)	(573)	(215)
Commercial real estate
Categories of loans
Total gross loans	291,673	291,859
Less allowance for credit losses	(1,488)	(1,408)	(815)
Residential real estate
Categories of loans
Total gross loans	91,737	93,364
Consumer loans
Categories of loans
Total gross loans	8,766	6,719
Less allowance for credit losses	$ (131)	$ (94)	$ (206)